Intangible assets, net - Summary of Group's Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Statements
Total of gross carrying amount	¥ 279,832		¥ 251,443
Total accumulated amortization	(126,642)		(89,704)
Intangible assets, net	153,190	$ 20,987	161,739
Platform content
Statements
Total of gross carrying amount	127,954		126,072
Total accumulated amortization	(53,314)		(34,520)
Trademark
Statements
Total of gross carrying amount	39,536		38,955
Total accumulated amortization	(10,483)		(6,787)
License
Statements
Total of gross carrying amount	32,000		32,000
Total accumulated amortization	(14,222)		(12,089)
Copyrights of video content
Statements
Total of gross carrying amount	55,094		31,133
Total accumulated amortization	(31,661)		(25,380)
Technology and domain name
Statements
Total of gross carrying amount	13,745		13,618
Total accumulated amortization	(9,609)		(7,051)
Software
Statements
Total of gross carrying amount	11,503		9,665
Total accumulated amortization	¥ (7,353)		¥ (3,877)